AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 12, 2021

File No. 333-148224

811-09154

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment 15

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 107

Lincoln Benefit Life Variable Life Account

(Exact Name of Registrant)

Lincoln Benefit Life Company

(Name of Depositor)

1221 N Street, Suite 200

Lincoln, Nebraska 68508

(Address of Depositor’s principal executive offices)

ERIK BRAUN

Lincoln Benefit Life Company

1221 N Street, Suite 200

Lincoln, Nebraska 68508

1-888-674-3667

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on March 15, 2021 pursuant to paragraph (b) of Rule 485*

☐ 60 days after filing pursuant to paragraph (a) of Rule 485

☐ on             pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

Explanatory Note: This Post-Effective Amendment No. 15 under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 107 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N-6 (the “Registration Statement”) of the TotalAccumulatorSM Flexible Premium Variable Adjustable Life Insurance Policies (the “Policies”) and Lincoln Benefit Life Variable Life Account (the “Separate Account”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act solely for the purpose of delaying, until March 15, 2021, the effectiveness of the Registration Statement with respect to the Policies, initially filed in Post-Effective Amendment No. 14 on December 16, 2020 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act, which would have become effective on February 16, 2021.

This Post-Effective Amendment No. 15 incorporates by reference the information for the Policies and the Separate Account by reference to the information for the Policies and the Separate Account contained in Parts A, B and C of Post-Effective Amendment No. 14.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Chicago and the State of Illinois, on February 12, 2021.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
(Registrant)

By:	LINCOLN BENEFIT LIFE COMPANY

By:	/s/ Carlos Sierra
Carlos Sierra
Director and President

LINCOLN BENEFIT LIFE COMPANY
(Depositor)

By:	/s/ Carlos Sierra
Carlos Sierra
Director and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on February 12, 2021.

(Signature)		(Title)

*Dhiren Jhaveri		Director
Dhiren Jhaveri

*Bradley Rosenblatt		Director
Bradley Rosenblatt

*Joseph Wieser		Director
Joseph Wieser

*Burke Harr		Director
Burke Harr

/s/ Carlos Sierra		Director and President
Carlos Sierra		(Principal Executive Officer)

/s/ Erik Braun		Chief Financial Officer, Treasurer and Vice President
Erik Braun		(Principal Financial Officer and Principal Accounting Officer)

*By:	/s/ Erik Braun

Erik Braun, Attorney-in-Fact, pursuant to Power of Attorney